GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500 Covered Call ETF (the "Fund")

SUPPLEMENT DATED AUGUST 6, 2020
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective August 21, 2020, the ticker of the Global X S&P 500 Covered Call ETF will be changed from HSPX to XYLD. As such, all references to the HSPX ticker of the Fund are changed to XYLD.

Effective August 21, 2020, the table under Annual Fund Operating Expenses is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.60%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.05%
Total Annual Fund Operating Expenses:	0.65%
Expense Reimbursement and/or Fee Waiver[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.60%

1    "Other Expenses" information has been restated from fiscal year amounts to reflect estimated fees and expenses for the upcoming fiscal year.

2    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$61	$203	$357	$806

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500 Covered Call ETF (the "Fund")

SUPPLEMENT DATED AUGUST 6, 2020
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 21, 2020, the ticker of the Global X S&P 500 Covered Call ETF will be changed from HSPX to XYLD. As such, all references to the HSPX ticker of the Fund are changed to XYLD.

Effective August 21, 2020, the table under Annual Fund Operating Expenses on pg. 118 is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.60%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.05%
Total Annual Fund Operating Expenses:	0.65%
Expense Reimbursement and/or Fee Waiver[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.60%

1    "Other Expenses" information has been restated from fiscal year amounts to reflect estimated fees and expenses for the upcoming fiscal year.

2    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$61	$203	$357	$806

Effective August 21, 2020, the third paragraph of the section entitled “Fund Management - Investment Adviser” beginning on pg. 180 is replaced in its entirety with the following:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2019, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncome™ Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X Social Media ETF	0.65%
Global X E-commerce ETF	0.68%*
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF	0.19%**
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X S&P 500® Catholic Values ETF	0.29%
Global X NASDAQ 100® Covered Call ETF	0.60%***
Global X S&P 500® Covered Call ETF	0.65%***
Global X Russell 2000 Covered Call ETF	0.60%

*The Board of Trustees of the Trust voted to approve lower Management Fees for the Global X E-commerce ETF of 0.50% effective November 18, 2019. Prior to that, the Global X E-commerce ETF was subject to a Management Fee of 0.68%.

**The Board of Trustees of the Trust voted to approve lower Management Fees for the Global X Scientific Beta U.S. ETF of 0.19% effective March 1, 2019. Prior to that, the Global X Scientific Beta U.S. ETF was subject to a Management Fee of 0.28%, but the Fund had in place an Expense Limitation Agreement that contractually limited Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.19% of the Fund's average daily net assets per year.

*** Includes fees paid by the Predecessor Fund to Horizons ETFs Management (US) LLC (the "Predecessor Adviser"), in its capacity as adviser to the Predecessor Fund during the prior fiscal year. The Board of Trustees of the Trust voted to approve lower Management Fees for the Global X S&P 500® Covered Call ETF of 0.60% effective August 21, 2020.

Effective August 21, 2020, the sixth paragraph of the section entitled “Fund Management - Investment Adviser” beginning on pg. 180 is replaced in its entirety with the following:

Pursuant to Expense Limitation Agreements, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF, respectively, per year until at least March 1, 2021 for the Global X NASDAQ 100® Covered Call ETF and Global X Russell 2000 Covered Call ETF and until at least March 1, 2022 for the Global X S&P 500® Covered Call ETF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500 Covered Call ETF (the "Fund")

SUPPLEMENT DATED AUGUST 6, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective August 21, 2020, the ticker of the Global X S&P 500 Covered Call ETF will be changed from HSPX to XYLD. As such, all references to the HSPX ticker of the Fund are changed to XYLD.

Effective August 21, 2020, the fourth paragraph of the section entitled “Management of the Trust - Investment Adviser” beginning on pg. 51 is replaced in its entirety with the following:

Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF	0.61%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%
Global X DAX Germany ETF	0.45%
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

Fund	Management Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncome™ Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X Social Media ETF	0.65%
Global X E-commerce ETF	0.50%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X S&P 500® Catholic Values ETF	0.29%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call ETF	0.60%
Global X Scientific Beta Developed Markets ex-US ETF	0.38%
Global X Scientific Beta Emerging Markets ETF	0.45%
Global X Kuwait ETF	0.68%
Global X Luxembourg ETF	0.55%
Global X China Mid Cap ETF	0.65%
Global X Advanced Materials ETF	0.69%

Effective August 21, 2020, the seventh paragraph of the section entitled “Management of the Trust - Investment Adviser” beginning on pg. 51 is replaced in its entirety with the following:

Pursuant to Expense Limitation Agreements, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF (exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF, respectively, per year until at least March 1, 2021 for the Global X NASDAQ 100® Covered Call ETF and Global X Russell 2000 Covered Call ETF and until at least March 1, 2022 for the Global X S&P 500® Covered Call ETF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE